General and Administrative Expenses	12 Months Ended
Oct. 31, 2022
General and Administrative Expenses

22.	General and Administrative Expenses

General and administrative expenses for the years ended October 31, 2022, 2021 and 2020 are as follows:

	Years ended October 31,
	2022	2021	2020
	$	$	$
Office, banking, travel, and overheads	1,929,385	1,158,975	269,496
Professional services	456,532	767,050	794,154
Salaries and benefits	3,466,319	2,057,225	1,132,771
Total	5,852,236	3,983,250	2,196,421